Deposits and other borrowings (Tables)	6 Months Ended
Mar. 31, 2020
Deposits and other borrowings
Schedule of total deposits and other borrowings

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Australia
Certificates of deposit	21,029	26,259	31,123	(20)	(32)
Non-interest bearing, repayable at call	44,557	43,341	42,690	3	4
Other interest bearing at call	274,071	247,161	222,733	11	23
Other interest bearing term	141,933	158,564	168,313	(10)	(16)
Total Australia	481,590	475,325	464,859	1	4
New Zealand
Certificates of deposit	3,452	1,058	858	large	large
Non-interest bearing, repayable at call	9,526	6,368	6,110	50	56
Other interest bearing at call	25,822	22,291	23,488	16	10
Other interest bearing term	31,925	31,084	31,918	3	-
Total New Zealand	70,725	60,801	62,374	16	13
Other overseas
Certificates of deposit	14,638	11,414	11,383	28	29
Non-interest bearing, repayable at call	1,007	824	800	22	26
Other interest bearing at call	1,834	1,610	1,323	14	39
Other interest bearing term	13,126	13,273	14,268	(1)	(8)
Total other overseas	30,605	27,121	27,774	13	10
Total deposits and other borrowings	582,920	563,247	555,007	3	5